LEASE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Rent expense	$ 2,013	$ 2,735	$ 3,545
Short-term lease expense	266	199	229
Variable lease costs	917	826	831
Cash paid for lease liabilities	2,256	2,751	$ 4,152
Short-term maturities of operating lease liabilities	$ 266	$ 199